Other Non-Current Assets - Summary of Other Non-Current Assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Employee loans	[1]	¥ 21,717		¥ 28,215
Rental deposits	[2]	3,773		3,932
Others		829		1,013
Total		¥ 26,319	$ 3,606	¥ 33,160

[1]	In 2019, the Group approved an employee benefit program under which eligible employees can apply for loans from the Group at prevailing interest rates. Upon maturity, the loans can be repaid by cash or the Company's ordinary shares held by those employees based on prevailing market price at the settlement date.
[2]	The amount represented office and enrollment centers’ rental deposits under the lease contracts, which are not refundable within one year.